Income Taxes (Schedule of Deferred Tax Assets and (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Deferred tax assets:
Accounts receivable	$ 31,877	$ 25,454
Inventories	8,063	6,527
Litigation settlements and contingencies	8,257	13,135
Accrued and prepaid expenses	8,638	1,214
Net operating losses and credit carryforwards	18,539	24,502
Asset impairments	1,400	1,486
Stock options and restricted shares	801	10,189
Product contribution carryforwards	0	1,264
Other	2,560	5,044
Total deferred tax assets	80,135	88,815
Deferred tax liabilities:
Fixed assets	(23,173)	(14,381)
Intangible assets	(365,495)	(33,524)
Other	(1,096)	(909)
Total deferred tax liabilities	(389,764)	(48,814)
Less valuation allowance - Net operating losses	(6,803)	(10,009)
Net deferred tax (liability) asset	$ (316,432)	$ 29,992